Accounts and Other Receivables (Details) - Schedule of accounts and other receivables - Accounts and Other Receivables [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivable gross	$ 1,134,738,254	$ 1,400,958,916
Allowance for expected credit loss	(49,094)	(42,065)
Financing Receivable, after Allowance for Credit Loss, Current	1,134,689,160	1,400,916,851
Directors current account		289
Accounts receivable	$ 1,134,689,160	$ 1,400,917,140